Taxation - Additional Information (Detail) - GBP (£) £ in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2020	Apr. 01, 2020	Mar. 11, 2020	Apr. 30, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax credit [line items]
Description of accumulated tax losses							The deferred tax liability has arisen from the recognition of separately identifiable intangible assets on the acquisition of Mereo BioPharma 5, Inc. A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred tax liability of £nil.
Other taxes recoverable	£ 804				£ 804	£ 979
Deferred Income Tax Liability
Uncertain tax position off balance sheet	£ 2,500				£ 2,500
Uncertain tax position off balance sheet | %	20.00%				20.00%
Top of range [member]
Disclosure of income tax credit [line items]
Corporate tax reduction				25.00%
Bottom of range [member]
Disclosure of income tax credit [line items]
Corporate tax reduction	19.00%
Indefinitely Expired [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward					£ 44,000
UK Tax Authority [Member]
Disclosure of income tax credit [line items]
Corporate tax reduction		19.00%	19.00%
Standard rate of corporation tax applied to reported loss					19.00%	19.00%
Rate at which deferred tax assets and liabilities would be recognized					19.00%
Tax Losses carry forward					£ 136,900	£ 70,200
US Tax Authority [Member]
Disclosure of income tax credit [line items]
Rate at which deferred tax assets and liabilities would be recognized	21.00%
Tax Losses carry forward					50,100
US Tax Authority [Member] | Expire In 2023 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward					6,100
Expiration date						2022
US Tax Authority [Member] | Expire In 2028 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward					£ 3,300
Expiration date						2027
Changes in tax rates or tax laws enacted or announced [member] | UK Tax Authority [Member]
Disclosure of income tax credit [line items]
Corporate tax reduction			17.00%